Label	Element	Value
DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS | Dreyfus Institutional Preferred Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001038520_SupplementTextBlock

May 31, 2019

Dreyfus Institutional Preferred Funds

Dreyfus Institutional Preferred Money Market Fund

Hamilton Shares

Supplement to Current Summary Prospectus and Prospectus

Effective May 31, 2019 (the "Effective Date"), the following information supersedes and replaces any contrary information contained in the section of the funds' summary prospectus and prospectus entitled "Fees and Expenses":

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Institutional Preferred Money Market Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS | Dreyfus Institutional Preferred Money Market Fund | Hamilton Shares-new
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.06%
Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.16%

[1]	The fund's investment adviser, The Dreyfus Corporation, has agreed in its management agreement with the fund to: (1) pay all of the fund's expenses, except management fees, fees pursuant to any services plan adopted by the fund and certain other expenses, including the fees and expenses of the independent board members and independent counsel to the fund and the independent board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the independent board members and independent counsel to the fund and the independent board members (in the amount of less than 0.01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.